Financing Arrangements Details (Details)								1 Months Ended										3 Months Ended	12 Months Ended			15 Months Ended	19 Months Ended
	Feb. 03, 2015 USD ($) director	Jul. 30, 2014 USD ($) director	Jul. 14, 2014 USD ($) director $ / shares shares	Jun. 24, 2014 USD ($) director	May. 29, 2014 USD ($)	May. 12, 2014	Feb. 12, 2014 USD ($)	Feb. 28, 2015 USD ($) director $ / shares	Dec. 31, 2014 USD ($) $ / shares shares	Aug. 31, 2014 USD ($)	Jul. 31, 2014 USD ($) $ / shares shares	Jun. 30, 2014 USD ($)	May. 31, 2014 USD ($)	Mar. 31, 2014 USD ($)	Feb. 28, 2014 USD ($) shares	Jan. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) director $ / shares shares	Feb. 28, 2014 USD ($) shares	Dec. 31, 2013 USD ($) $ / shares shares	Mar. 31, 2015 USD ($) director	Dec. 31, 2012 USD ($) $ / shares shares	Jun. 18, 2014 USD ($)	Jan. 14, 2014 $ / shares shares
Financing Arrangements (Textual)
Amount outstanding									$ 4,782,538								$ 7,171,252	$ 5,224,795	$ 4,782,538		$ 7,171,252	$ 5,224,795
Conversion of debt, shares issued | shares											5,139,169					246,867					1,854,638
Accrued interest									$ 182,184								$ 1,953,502	$ 119,905	182,184		$ 1,953,502	$ 119,905
Principal amount of debt converted											$ 6,301,241					$ 986,793					$ 6,744,139
Interest expense related to beneficial conversion feature																			$ 1,612,251
Merger Transaction | DE2
Financing Arrangements (Textual)
Long term debt assumed							$ 85,105
Common Stock Warrants
Financing Arrangements (Textual)
Period of warrant											5 years								5 years
Shares that may be purchased under warrant agreement | shares									2,229,702		3,289,086						232,450		2,229,702		232,450
Exercise price of warrants (in dollars per share) | $ / shares									$ 2.00		$ 1.88								$ 2.00
Price of warrants expressed as a percentage of the initial public offering price, upon conversion of debt											125.00%
Common Stock Warrants | Minimum
Financing Arrangements (Textual)
Exercise price of warrants (in dollars per share) | $ / shares																	$ 4.00				$ 4.00
Common Stock Warrants | Maximum
Financing Arrangements (Textual)
Exercise price of warrants (in dollars per share) | $ / shares																	$ 5.00				$ 5.00
Prime Rate
Financing Arrangements (Textual)
Variable interest rate at end of period									3.25%								3.25%	3.25%	3.25%		3.25%	3.25%
Director | Common Stock Warrants
Financing Arrangements (Textual)
Number of directors | director			2
Period of warrant			5 years
Shares that may be purchased under warrant agreement | shares			2,250,000
Price of the warrants issued as part of the debt conversion, expressed as a percentage of the initial public offering price			125.00%
Exercise price of warrants (in dollars per share) | $ / shares			$ 1.88
Short term notes payable | Common Stock Warrants
Financing Arrangements (Textual)
Total borrowings																				$ 3,285,000
Shares that may be purchased under warrant agreement | shares																821,250									821,250
Exercise price of warrants (in dollars per share) | $ / shares																$ 3.60									$ 3.60
Short term notes payable | Common Stock Warrants | Minimum
Financing Arrangements (Textual)
Period of warrant																3 years
Short term notes payable | Common Stock Warrants | Maximum
Financing Arrangements (Textual)
Period of warrant																5 years
Short term notes payable | Director | Common Stock Warrants
Financing Arrangements (Textual)
Total borrowings																				$ 2,875,000
Shares that may be purchased under warrant agreement | shares															718,750					718,750
Financial Commitment Letter July 2014 | Director | Private Placement
Financing Arrangements (Textual)
Number of directors | director								1
Financial Commitment Letter July 2014 | Director | Common Stock Warrants | Private Placement
Financing Arrangements (Textual)
Period of warrant								5 years
Exercise price of warrants (in dollars per share) | $ / shares								$ 1.15
Line of credit | Director
Financing Arrangements (Textual)
Amount outstanding									$ 1,100,000									$ 1,100,000	$ 1,100,000			$ 1,100,000
Notes Payable to Directors and Affiliates
Financing Arrangements (Textual)
Amount outstanding									$ 1,350,000								$ 2,350,000	$ 1,850,000	1,350,000		$ 2,350,000	1,850,000
Notes Payable to Directors and Affiliates | Related Party Loan Six | Director
Financing Arrangements (Textual)
Total borrowings																			$ 3,690,000			$ 1,850,000
Number of directors | director																			3			2
Notes Payable to Directors and Affiliates | Short term notes payable | Directors and Affiliates
Financing Arrangements (Textual)
Interest rate (as a percentage)			10.00%
Conversion of debt, shares issued | shares			2,982,611
Principal amount of debt converted			$ 3,375,000
Accrued interest on debt converted			204,134
Notes Payable to Directors and Affiliates | Tranche One | Related Party Loan Six | Director
Financing Arrangements (Textual)
Total borrowings																			$ 1,925,000			$ 400,000
Notes Payable to Directors and Affiliates | Letter Agreement
Financing Arrangements (Textual)
Borrowings during period												$ 450,000
Notes Payable to Directors and Affiliates | Notes payable | Related Party Loan Six | Director
Financing Arrangements (Textual)
Interest rate (as a percentage)									10.00%									10.00%	10.00%			10.00%
Notes Payable to Directors and Affiliates | Notes payable | Letter Agreement | Director
Financing Arrangements (Textual)
Number of directors | director				2
Interest rate (as a percentage)				10.00%
Amount of debt convertible upon completion of IPO				$ 900,000
Notes Payable to Directors and Affiliates | Line of credit | Directors and Affiliates
Financing Arrangements (Textual)
Amount outstanding									$ 1,000,000									$ 1,000,000	$ 1,000,000			$ 1,000,000
Accrued interest									$ 62,315									96,630	62,315			96,630
Beneficial conversion feature			250,000															83,000	146,000
Amortization expense																			$ 104,165
Notes Payable to Directors and Affiliates | Line of credit | Director | Private Placement
Financing Arrangements (Textual)
Number of directors | director	1
Principal amount of debt converted	$ 250,000
Notes Payable to Directors and Affiliates | Line of credit | Related Party Loan Six | Director
Financing Arrangements (Textual)
Number of directors | director																			1
Interest rate (as a percentage)									10.00%										10.00%
Maximum borrowing capacity									$ 1,500,000									1,000,000	$ 1,500,000			1,000,000
Amount outstanding												$ 1,500,000
Notes Payable to Directors and Affiliates | Line of credit | Related Party Loan Six | Director | Conversion terms if IPO is completed on or before July 31, 2014
Financing Arrangements (Textual)
Discount on conversion price, expressed as a percentage at which the shares of the Company's stock are sold in the offering									20.00%										20.00%
Notes Payable to Directors and Affiliates | Line of credit | Letter Agreement | Director
Financing Arrangements (Textual)
Interest rate (as a percentage)				10.00%
Amount outstanding			$ 1,500,000
Conversion of debt, shares issued | shares			416,667
Principal amount of debt converted			$ 500,000
Amount of debt convertible upon completion of IPO				$ 500,000
Proceeds from one or more private placements of debt or equity securities that would trigger the debt instrument to become due				$ 10,000,000
Notes Payable to Directors and Affiliates | Line of credit | Letter Agreement | Director | Common Stock Warrants
Financing Arrangements (Textual)
Period of warrant			5 years
Shares that may be purchased under warrant agreement | shares			333,333
Price of the warrants issued as part of the debt conversion, expressed as a percentage of the initial public offering price			125.00%
Exercise price of warrants (in dollars per share) | $ / shares			$ 1.88
Notes Payable to Directors and Affiliates | Line of credit | Financial Commitment Letter July 2014 | Director
Financing Arrangements (Textual)
Total borrowings																		350,000
Number of directors | director		2
Interest rate (as a percentage)		10.00%						10.00%
Amount outstanding									$ 350,000									450,000	$ 350,000			450,000
Accrued interest									$ 9,465									$ 22,123	$ 9,465			$ 22,123
Maximum borrowing capacity under financing agreement		$ 2,500,000
Default interest rate (as a percentage)		18.00%
Principal amount of debt, maturity date extended								$ 450,000
Notes Payable to Directors and Affiliates | Line of credit | Financial Commitment Letter July 2014 | Director | Private Placement
Financing Arrangements (Textual)
Principal amount of debt converted								$ 250,000
Notes Payable to Directors and Affiliates | Convertible notes payable | Related Party Loan Six | Director
Financing Arrangements (Textual)
Conversion of debt, shares issued | shares			226,468
Principal amount of debt converted			$ 265,000
Accrued interest on debt converted			6,763
Convertible Term Loans, due December 2016, interest at 10%
Financing Arrangements (Textual)
Interest rate (as a percentage)									10.00%								10.00%	10.00%	10.00%		10.00%	10.00%
Borrowings during period					$ 1,950,000
Amount outstanding									$ 2,300,000								$ 500,000	$ 2,300,000	$ 2,300,000		$ 500,000	$ 2,300,000
Convertible Term Loans, due December 2016, interest at 10% | Convertible notes payable
Financing Arrangements (Textual)
Interest rate (as a percentage)																	10.00%				10.00%
Borrowings during period																			3,300,000
Amount outstanding			$ 2,300,000						2,300,000									2,300,000	2,300,000			2,300,000		$ 3,250,000
Conversion of debt, shares issued | shares			980,213
Accrued interest									$ 140,275									196,986	140,275			$ 196,986
Beneficial conversion feature			$ 894,444																0
Maximum borrowing capacity under financing agreement																	$ 4,000,000				$ 4,000,000
Principal amount of debt converted			1,000,000
Maximum additional borrowing capacity																	$ 4,000,000
Amount of debt convertible upon completion of IPO																								$ 1,000,000
Accrued interest on debt converted			$ 58,630
Interest expense related to beneficial conversion feature																		$ 894,444	$ 894,444
Convertible Term Loans, due December 2016, interest at 10% | Convertible notes payable | Minimum
Financing Arrangements (Textual)
Increase in interest rate due to default (as a percentage)																	2.00%
Convertible Term Loans, due December 2016, interest at 10% | Convertible notes payable | Maximum
Financing Arrangements (Textual)
Increase in interest rate due to default (as a percentage)																	4.00%
Convertible Term Loans, due December 2016, interest at 10% | Convertible notes payable | Common Stock Warrants
Financing Arrangements (Textual)
Period of warrant			5 years
Shares that may be purchased under warrant agreement | shares			705,753
Price of the warrants issued as part of the debt conversion, expressed as a percentage of the initial public offering price			125.00%
Exercise price of warrants (in dollars per share) | $ / shares			$ 1.875
Convertible Term Loans, due December 2016, interest at 10% | Convertible notes payable | Amendment,, first conversion right
Financing Arrangements (Textual)
Debt conversion rate expressed as a percentage of the price based on the terms offered in the Convertible Subordinated Note, due June 2015						90.00%
Conversion right extension period following closing date of IPO						120 days
Price of warrants expressed as a percentage of the initial public offering price, upon conversion of debt						125.00%
Percentage warrant coverage awarded upon conversion of the debt						100.00%
Convertible Term Loans, due December 2016, interest at 10% | Convertible notes payable | Amendment, second conversion right
Financing Arrangements (Textual)
Debt conversion rate, expressed as a percentage of the per share price of the securities offered in the financing transaction (as a percentage)						125.00%
Percentage warrant coverage awarded upon conversion of the debt						100.00%
Series Subordinated Notes, due April 2015 Stated interest rate of 12%
Financing Arrangements (Textual)
Total borrowings																					$ 430,000		$ 7,800,000
Interest rate (as a percentage)									12.00%								12.00%	12.00%	12.00%		12.00%	12.00%
Amount outstanding									$ 613,808								$ 863,808	$ 582,715	$ 613,808		$ 863,808	$ 582,715
Conversion of debt, shares issued | shares																225,162
Accrued interest									100,745								$ 104,096		100,745		$ 104,096
Principal amount of debt converted																$ 250,000
Accrued interest on debt converted																650,647
Monthly installment amount									50,000
Series Subordinated Notes, due April 2015 Stated interest rate of 12% | Common Stock Warrants
Financing Arrangements (Textual)
Shares that may be purchased under warrant agreement | shares																	35,688				35,688		780,000
Exercise price of warrants (in dollars per share) | $ / shares																							$ 4.00
Notes Payable, due the earlier of raising $10 million in proceeds from private placements or January 2016, interest between 8.25% and 12%
Financing Arrangements (Textual)
Amount outstanding									$ 74,486									74,486	74,486			$ 74,486
Proceeds from one or more private placements of debt or equity securities that would trigger the debt instrument to become due																		$ 10,000,000	$ 10,000,000
Notes Payable, due the earlier of raising $10 million in proceeds from private placements or January 2016, interest between 8.25% and 12% | Minimum
Financing Arrangements (Textual)
Interest rate (as a percentage)									8.25%									8.25%	8.25%			8.25%
Notes Payable, due the earlier of raising $10 million in proceeds from private placements or January 2016, interest between 8.25% and 12% | Maximum
Financing Arrangements (Textual)
Interest rate (as a percentage)									12.00%									12.00%	12.00%			12.00%
Notes Payable, due the earlier of raising $10 million in proceeds from private placements or January 2016, interest between 8.25% and 12% | Merger Transaction | DE2
Financing Arrangements (Textual)
Long term debt assumed																$ 74,486
Proceeds from one or more private placements of debt or equity securities that would trigger the debt instrument to become due															$ 10,000,000
Note Payable, due August 2021, interest at 0%
Financing Arrangements (Textual)
Interest rate (as a percentage)									0.00%									0.00%	0.00%			0.00%
Amount outstanding									$ 192,000									$ 192,000	$ 192,000			$ 192,000
Note Payable, due August 2021, interest at 0% | Notes payable
Financing Arrangements (Textual)
Interest rate (as a percentage)										0.00%
Default interest rate (as a percentage)										20.00%
Borrowings										$ 192,000
Debt premium immediately due if the Company transfers more than a majority of its ownership, expressed as a percentage of the principal balance										30.00%
Default period to trigger increase in interest rate										30 days
Installment Note Payable - Bank
Financing Arrangements (Textual)
Amount outstanding									$ 252,244								$ 137,383	$ 225,594	$ 252,244		$ 137,383	$ 225,594
Installment Note Payable - Bank | Notes payable to bank
Financing Arrangements (Textual)
Monthly installment amount														$ 9,903
Borrowings														$ 330,020
Installment Note Payable - Bank | Notes payable to bank | Minimum
Financing Arrangements (Textual)
Minimum interest rate (as a percentage)														5.00%
Installment Note Payable - Bank | Notes payable to bank | Prime Rate
Financing Arrangements (Textual)
Basis spread on variable rate														1.00%
Convertible Notes, due March 2015, interest at 10%
Financing Arrangements (Textual)
Interest rate (as a percentage)																	10.00%				10.00%
Amount outstanding																	$ 575,000				$ 575,000
Convertible Notes, due March 2015, interest at 10% | Convertible notes payable
Financing Arrangements (Textual)
Interest rate (as a percentage)																	10.00%				10.00%
Amount outstanding			$ 225,000
Conversion of debt, shares issued | shares			177,786
Principal amount of debt converted			$ 225,000
Principal and accrued interest reclassified													$ 356,616
Accrued interest on debt converted			$ 15,015
Borrowings																	$ 575,000				$ 575,000
Convertible Notes, due March 2015, interest at 10% | Convertible notes payable | Tranche One
Financing Arrangements (Textual)
Shares that may be purchased under warrant agreement | shares																	87,500				87,500
Exercise price of warrants (in dollars per share) | $ / shares																	$ 4.00				$ 4.00
Borrowings																	$ 350,000				$ 350,000